iShares®

iShares Trust

Supplement dated May 8, 2006

to the Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2006 for the iShares Dow Jones Series

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus and SAI for the iShares Dow Jones U.S. Home Construction Index Fund.

All references to the Dow Jones U.S. Select Home Builders Index are now changed to the Dow Jones U.S. Select Home Construction Index.

®iShares is a registered trademark of Barclays Global Investors, N.A.	BGI-A-020-05005

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